Plant and Equipment, Net	12 Months Ended
Dec. 31, 2010
Plant and Equipment, Net [Abstract]
Plant and Equipment, Net
10.	Plant and Equipment, Net

	2010	2009	2008

Buildings	$311,717,261	$293,225,129	$292,572,075
Facility machinery and equipment	565,829,867	552,373,720	534,251,063
Manufacturing machinery and equipment	5,584,906,496	5,398,887,677	5,367,843,256
Furniture and office equipment	78,075,574	74,206,691	76,210,542
Transportation equipment	2,109,425	1,890,082	1,768,949

	6,542,638,623	6,320,583,299	6,277,645,885
Less: accumulated depreciation	(4,902,754,755)	(4,299,836,387)	(3,657,309,884)

	1,639,883,868	2,020,746,912	2,615,336,001
Construction in progress	711,978,919	230,867,305	348,049,839

	$2,351,862,787	$2,251,614,217	$2,963,385,840

The Company recorded depreciation expense of $584,241,805, $746,684,986 and $760,881,076 for the years ended December 31, 2010, 2009 and 2008, respectively.